Average Annual Total Returns - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2010 Fund	May 30, 2023
Fidelity Advisor Freedom 2010 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(18.41%)
Past 5 years	0.95%
Past 10 years	3.59%
Fidelity Advisor Freedom 2010 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(20.01%)
Past 5 years	(1.02%)
Past 10 years	1.79%
Fidelity Advisor Freedom 2010 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(10.28%)
Past 5 years	0.44%
Past 10 years	2.44%
Fidelity Advisor Freedom 2010 Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(14.83%)
Past 5 years	1.38%
Past 10 years	3.58%
Fidelity Advisor Freedom 2010 Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(16.67%)
Past 5 years	1.17%
Past 10 years	3.58%
Fidelity Advisor Freedom 2010 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(13.23%)
Past 5 years	2.39%
Past 10 years	4.47%
Fidelity Advisor Freedom 2010 Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(13.15%)
Since Inception	2.59%	[1]
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Past 10 years	1.06%
F0201
Average Annual Return:
Past 1 year	(12.90%)
Past 5 years	2.58%
Past 10 years	4.76%

[1]	A From October 2, 2018